Subsequent Events (Details) - Schedule of the pro forma condensed balance sheet	Dec. 31, 2022 USD ($)
Actual [Member]
Current assets
Cash	$ 1,203,160	[1]
Short-term investments	4,290,348
Accounts receivable, net	3,271,218
Accounts receivable - related party, net	399,465
Advances to suppliers, net	481,769
Inventories, net	430,670
Deferred offering cost	917,446	[2]
Loan receivable	1,013,157
Prepaid expenses and other current assets	94,925
Total current assets	12,102,158
Non-current assets
Non-current accounts receivable	4,209,546
Non-current advance to a third party	421,679
Non-current loan receivable	4,342,100
Property, equipment and software, net	122,967
Operating lease right-of-use assets	6,641
Total non-current assets	9,102,933
Total Assets	21,205,091
Current liabilities
Accounts payable	696,734
Loan payable	506,578
Deferred revenue	977,054
Taxes payable	1,671,322
Due to related parties	598
Accrued expenses and other current liabilities	348,167	[3]
Operating lease liabilities	3,242
Total current liabilities	4,203,695
Non-current Liabilities
Loan payable, non-current	2,171,050
Deferred income tax liabilities, non-current	1,300,421
Operating lease liabilities, non-current	3,399
Total non-current liabilities	3,474,870
Total Liabilities	7,678,565
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares US$0.0001 par value; 10,987,679 outstanding on an actual basis, 14,187,679 issued and outstanding on a pro forma as adjusted basis	1,099
Additional paid-in capital	2,628,356
Statutory reserve	836,215
Retained earnings	10,340,107
Accumulated other comprehensive (loss) income	(279,251)
Total Shareholders’ Equity	13,526,526
Total Liabilities and Shareholders’ Equity	21,205,091
Pro Forma As Adjusted [Member]
Current assets
Cash	17,203,160	[1]
Short-term investments	4,290,348
Accounts receivable, net	3,271,218
Accounts receivable - related party, net	399,465
Advances to suppliers, net	481,769
Inventories, net	430,670
Deferred offering cost		[2]
Loan receivable	1,013,157
Prepaid expenses and other current assets	94,925
Total current assets	27,184,712
Non-current assets
Non-current accounts receivable	4,209,546
Non-current advance to a third party	421,679
Non-current loan receivable	4,342,100
Property, equipment and software, net	122,967
Operating lease right-of-use assets	6,641
Total non-current assets	9,102,933
Total Assets	36,287,645
Current liabilities
Accounts payable	696,734
Loan payable	506,578
Deferred revenue	977,054
Taxes payable	1,671,322
Due to related parties	598
Accrued expenses and other current liabilities	1,907,581	[3]
Operating lease liabilities	3,242
Total current liabilities	5,763,109
Non-current Liabilities
Loan payable, non-current	2,171,050
Deferred income tax liabilities, non-current	1,300,421
Operating lease liabilities, non-current	3,399
Total non-current liabilities	3,474,870
Total Liabilities	9,237,979
Commitments and Contingencies
Shareholders’ Equity
Ordinary Shares US$0.0001 par value; 10,987,679 outstanding on an actual basis, 14,187,679 issued and outstanding on a pro forma as adjusted basis	1,419
Additional paid-in capital	16,151,176
Statutory reserve	836,215
Retained earnings	10,340,107
Accumulated other comprehensive (loss) income	(279,251)
Total Shareholders’ Equity	27,049,666
Total Liabilities and Shareholders’ Equity	$ 36,287,645

[1]	Pro forma cash reflects $16,000,000 offering proceeds.
[2]	Pro forma deferred offering cost reflects charged against the gross proceeds of the offering.
[3]	Pro forma accrued expenses and other current liabilities reflects $1,360,000 of underwriting discount and additional offering expenses of $199,414.